Shareholder Report	12 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	BLACKROCK MULTI STATE MUNICIPAL SERIES TRUST
Entity Central Index Key	0000774013
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000011316 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Institutional Shares
Trading Symbol	MANKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$69	0.69%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Institutional Shares returned (0.86)%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Customized Reference Benchmark, returned 0.87%.
What contributed to performance?
Holdings in bonds with maturities of 15 years and shorter contributed to absolute performance. Cash holdings also helped results, as did positions in the housing sector and certain high-yield bonds. Income further contributed, offsetting the effect of falling prices.
What detracted from performance?
Holdings in maturities of 18 years and longer detracted from performance. Specific high-yield positions and the Fund’s allocation to the tobacco sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Institutional Shares	(0.86)%	1.79%	2.47%
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Customized Reference Benchmark	0.87	0.76	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,090,811,748
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 4,780,714
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,090,811,748
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$4,780,714
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	28.9%
County/City/Special District/School District	17.9%
Utilities	16.6%
State	14.0%
Education	9.4%
Housing	5.3%
Tobacco	2.6%
Corporate	2.4%
Health	1.9%
Commercial Services & Supplies	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	58.0%
A	11.3%
BBB/Baa	6.1%
BB/Ba	0.6%
B	0.9%
N/R	11.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038358 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Investor A Shares
Trading Symbol	MENKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A Shares	$93	0.94%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Investor A Shares returned (1.20)%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Customized Reference Benchmark, returned 0.87%.
What contributed to performance?
Holdings in bonds with maturities of 15 years and shorter contributed to absolute performance. Cash holdings also helped results, as did positions in the housing sector and certain high-yield bonds. Income further contributed, offsetting the effect of falling prices.
What detracted from performance?
Holdings in maturities of 18 years and longer detracted from performance. Specific high-yield positions and the Fund’s allocation to the tobacco sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A Shares	(1.20)%	1.52%	2.20%
Investor A Shares (with sales charge)	(5.40)	0.64	1.76
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Customized Reference Benchmark	0.87	0.76	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,090,811,748
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 4,780,714
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,090,811,748
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$4,780,714
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	28.9%
County/City/Special District/School District	17.9%
Utilities	16.6%
State	14.0%
Education	9.4%
Housing	5.3%
Tobacco	2.6%
Corporate	2.4%
Health	1.9%
Commercial Services & Supplies	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	58.0%
A	11.3%
BBB/Baa	6.1%
BB/Ba	0.6%
B	0.9%
N/R	11.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000011313 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Investor A1 Shares
Trading Symbol	MDNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor A1 Shares	$79	0.79%

Expenses Paid, Amount	$ 79
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Investor A1 Shares returned (1.05)%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Customized Reference Benchmark, returned 0.87%.
What contributed to performance?
Holdings in bonds with maturities of 15 years and shorter contributed to absolute performance. Cash holdings also helped results, as did positions in the housing sector and certain high-yield bonds. Income further contributed, offsetting the effect of falling prices.
What detracted from performance?
Holdings in maturities of 18 years and longer detracted from performance. Specific high-yield positions and the Fund’s allocation to the tobacco sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor A1 Shares	(1.05)%	1.67%	2.35%
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Customized Reference Benchmark	0.87	0.76	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,090,811,748
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 4,780,714
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,090,811,748
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$4,780,714
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	28.9%
County/City/Special District/School District	17.9%
Utilities	16.6%
State	14.0%
Education	9.4%
Housing	5.3%
Tobacco	2.6%
Corporate	2.4%
Health	1.9%
Commercial Services & Supplies	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	58.0%
A	11.3%
BBB/Baa	6.1%
BB/Ba	0.6%
B	0.9%
N/R	11.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000038359 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Investor C Shares
Trading Symbol	MFNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor C Shares	$167	1.69%

Expenses Paid, Amount	$ 167
Expense Ratio, Percent	1.69%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Investor C Shares returned (1.84)%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Customized Reference Benchmark, returned 0.87%.
What contributed to performance?
Holdings in bonds with maturities of 15 years and shorter contributed to absolute performance. Cash holdings also helped results, as did positions in the housing sector and certain high-yield bonds. Income further contributed, offsetting the effect of falling prices.
What detracted from performance?
Holdings in maturities of 18 years and longer detracted from performance. Specific high-yield positions and the Fund’s allocation to the tobacco sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Investor C Shares	(1.84)%	0.77%	1.59%
Investor C Shares (with sales charge)	(2.80)	0.77	1.59
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Customized Reference Benchmark	0.87	0.76	N/A

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,090,811,748
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 4,780,714
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,090,811,748
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$4,780,714
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	28.9%
County/City/Special District/School District	17.9%
Utilities	16.6%
State	14.0%
Education	9.4%
Housing	5.3%
Tobacco	2.6%
Corporate	2.4%
Health	1.9%
Commercial Services & Supplies	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	58.0%
A	11.3%
BBB/Baa	6.1%
BB/Ba	0.6%
B	0.9%
N/R	11.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.
C000199771 [Member]
Shareholder Report [Line Items]
Fund Name	BlackRock New York Municipal Opportunities Fund
Class Name	Class K Shares
Trading Symbol	MKNKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about BlackRock New York Municipal Opportunities Fund (the “Fund”) for the period of July 1, 2024 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at (800) 441‑7762.
Additional Information Phone Number	(800) 441‑7762
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Class name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class K Shares	$64	0.64%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
How did the Fund perform last year ?
  For the reporting period ended June 30, 2025, the Fund’s Class K Shares returned (0.81)%.
  For the same period, the Fund’s benchmark, the Bloomberg Municipal Bond Index, returned 1.11% and the Customized Reference Benchmark, returned 0.87%.
What contributed to performance?
Holdings in bonds with maturities of 15 years and shorter contributed to absolute performance. Cash holdings also helped results, as did positions in the housing sector and certain high-yield bonds. Income further contributed, offsetting the effect of falling prices.
What detracted from performance?
Holdings in maturities of 18 years and longer detracted from performance. Specific high-yield positions and the Fund’s allocation to the tobacco sector detracted, as well.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 1, 2015 through June 30, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Class K Shares	(0.81)%	1.84%	2.50%
Bloomberg Municipal Bond Index	1.11	0.51	2.20
Customized Reference Benchmark	0.87	0.76	N/A

Performance Inception Date	Jan. 25, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit blackrock.com for more recent performance information.
Net Assets	$ 1,090,811,748
Holdings Count | Holding	324
Advisory Fees Paid, Amount	$ 4,780,714
Investment Company Portfolio Turnover	26.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,090,811,748
Number of Portfolio Holdings	324
Net Investment Advisory Fees	$4,780,714
Portfolio Turnover Rate	26%

Holdings [Text Block]
What did the Fund invest in?
(as of June 30, 2025)
Sector allocation
Sector(a)	Percent of Total Investments(b)
Transportation	28.9%
County/City/Special District/School District	17.9%
Utilities	16.6%
State	14.0%
Education	9.4%
Housing	5.3%
Tobacco	2.6%
Corporate	2.4%
Health	1.9%
Commercial Services & Supplies	1.0%
Credit quality allocation
Credit Rating(c)	Percent of Total Investments(b)
AAA/Aaa	11.8%
AA/Aa	58.0%
A	11.3%
BBB/Baa	6.1%
BB/Ba	0.6%
B	0.9%
N/R	11.3%
(a)	For purposes of this report, sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
(b)	Excludes short-term securities.
(c)
For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc. if ratings differ. These rating agencies are independent, nationally recognized statistical rating organizations and are widely used. Investment grade ratings are credit ratings of BBB/Baa or higher. Below investment grade ratings are credit ratings of BB/Ba or lower. Investments designated N/R are not rated by either rating agency. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	For purposes of this report, credit quality ratings shown above reflect the highest rating assigned by either S&P Global Ratings or Moody’s Investors Service, Inc.